Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,151,499)	$ (3,156,995)	$ (2,068,061)
Adjustments to reconcile net loss to net cash used in operating activities:
(Reversal) allowance for credit loss	39,711	7,952	(165,288)
Write-downs of inventories	40,613	103,629	153,938
Depreciation of property, plant and equipment	519,864	459,116	348,485
Amortization of intangible assets	12,119	13,824	17,270
Depreciation and amortization of real estate properties for lease	6,075	3,351	113,599
Amortization of operating lease right-of-use asset	62,789	58,270	58,538
Amortization of financing lease right-of-use asset		8,407	25,150
Gain from the disposal of financing lease right-of-use asset			(18,994)
Amortization of Convertible Note issuance cost	241,804	15,285
Stock-based Compensation	81,520
Changes in operating assets and liabilities:
Accounts and note receivable	(187,703)	(103,696)	441,246
Inventories, net	11,103	(45,090)	(289,309)
Prepaid expenses and other current assets	101,671	113,968	(144,005)
Deferred revenue	60,833
Amounts due from related parties, current	(71,860)		(14,674)
Amounts due to related parties, current	33,692
Other non-current assets			32,406
Accounts payable	371,458	114,801	99,350
Accrued expenses and other current liabilities	766,662	(606,472)	174,840
Operating lease liabilities	(62,790)	(58,271)	(57,413)
Restricted Time deposit	(53,426)
Other non-current liabilities	(14,300)	(40,684)	(30,463)
Net cash used in operating activities	(1,191,664)	(3,112,605)	(1,323,385)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(528,330)	(33,951)	(752,868)
Proceeds from disposal of financing lease right-of-use asset			30,167
Loan to a third party		(500,986)
Repayment from a third party	500,986
Loan to a related party		(300,000)	(575,000)
Repayment from a related party	57,013
Purchase of Time deposit	(20,630,753)
Proceeds from maturity of time deposits	10,190,407
Net cash used in investing activities	(10,410,677)	(834,937)	(1,297,701)
CASH FLOWS FORM FINANCING ACTIVITIES
Reverse recapitalization		236,017
Proceeds from Convertible Note		6,564,196
Repayments of Convertible Note	(100,000)	(4,864,016)
Proceeds from Short-term bank borrowings	605,796	3,902,331	2,732,935
Repayments of Short-term bank borrowings	(675,361)	(3,905,110)	(1,313,504)
Proceeds from Long-term bank borrowings	55,074		847,422
Repayments of Long-term bank borrowings	(125,217)	(4,330)	(320,231)
Repayments of financing lease liabilities			(18,398)
Proceeds from borrowings from related parties	1,865,529	939,297	412,935
Repayment of borrowings from related parties	(42,850)	(262,860)	(134,908)
Proceeds from borrowings from third parties	28,600	122,295
Repayment of borrowings from third parties	(14,300)
Proceeds from financing sale and leaseback		1,426,385	422,956
Repayments of financing sale and leaseback	(865,372)	(564,670)	(359,991)
Repayments of a vehicle mortgage loan		(7,505)	(15,255)
Proceeds from capital contribution	10,000,000		882,000
Net cash provided by financing activities	10,731,899	3,582,030	3,135,961
Effect of exchange rate changes	325,600	34,814	(7,455)
Net change in cash and cash equivalents	(544,842)	(330,698)	507,420
Cash and cash equivalents, beginning of the year	593,730	924,428	417,008
Total cash and restricted cash in the statement of cash flow	48,888	593,730	924,428
Reconciliation of cash and restricted cash
Cash and cash equivalents	24,084	542,591	924,428
Restricted cash	24,804	51,139
Supplemental disclosures of cash flow information:
Interest expense paid	137,294	269,855	215,073
Supplemental disclosures of non-cash activities:
Obtaining right-of-use assets in exchange for operating lease liabilities	281,454
Reclassification of long-term and short-term borrowings		458,978	445,831
Shares issued for the acquisition of non-controlling interest			573,032
Real estate properties reclassified (to) from property, plant and equipment	325,984	(1,896,614)	(325,385)
Real estate properties reclassified (to) from intangible assets	46,545	(249,721)	(45,158)
Ordinary Shares Issued from Debt-to-Equity Conversion	1,660,000
Class A Preferred Shares Issued from Debt-to-Equity Conversion	823,100
Convertible note conversion	$ 406,066